S000000777 [Member] Annual Fund Operating Expenses - Putnam Small Cap Growth Fund	Jun. 30, 2025
Class C shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.93%
Class Y shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.92%
Class A shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.17%
Class R shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.42%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.76%

[1]
Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the Russell 2000 Growth Index. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.61%.